Loan from a Shareholder (Details) - EUR (€)				12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan from a Shareholder (Details) [Line Items]
Loan balance				€ 98,539
Loan balance from a shareholder					€ 20,000
Interest free with repayment				€ 51,429	3,084
Outstanding loan					€ 0	€ 20,000
Sergio Carlo Scalpelli [Member]
Loan from a Shareholder (Details) [Line Items]
Interest free with repayment	€ 6,000	€ 7,000	€ 7,000